UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund –
.
PAFGX Global Allocation Fund–
.
Advisor  Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
HIGHLIGHTS
The Global Allocation Fund generated positive absolute returns but slightly trailed the Morningstar Global Allocation Index for the 12 months ended October 31,
2023.
Tactical allocation decisions had a modest negative impact, while security selection was a meaningful contributor to relative results.
While we continue to monitor risks to global growth, we took advantage of weakness in equity markets late in the period to close our underweight to stocks relative to bonds and cash and are now neutral. We remain constructive on below investment-grade debt and believe that higher yields and a reasonably supportive fundamental backdrop help compensate for prospective risks.
As inflation recedes, albeit slowly, we believe global central banks may be approaching a peak in the tightening cycle, which could remove a headwind to growth. However, we expect volatility to remain elevated in the near term as the effects of diminished liquidity, rising energy prices, and potentially optimistic earnings expectations are reflected in markets.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Allocation Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Global Allocation Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Allocation Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation and income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Allocation Fund returned 6.62% in the 12 months ended
October 31, 2023. The fund slightly trailed the Morningstar Global Allocation
Index. (Returns for the Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Tactical decisions to
overweight and underweight
various asset classes had a
modest negative impact on
relative performance. An
underweight allocation to
stocks and bonds and a tilt
toward cash was a modest
detractor over the period.
This underweight allocation
was beneficial through much of 2022 and during bouts of volatility in 2023.
However, equities delivered positive returns over the reporting period, and a tactical underweight detracted.
The fund’s structure relative to the Morningstar Global Allocation Index had a muted impact on results. The inclusion of high yield and emerging markets bonds as diversifying sectors within fixed income added value, benefiting from their higher yield relative to investment-grade debt. High yield bonds, which are less sensitive to rising interest rates, outpaced investment-grade issues.
Emerging markets debt also held up better than issues in developed markets, as many emerging market central banks are further along in the tightening cycle and rates in many countries have already peaked. Conversely, the inclusion of real assets as a diversifying sector hindered relative performance, as real assets lagged global equities. Rising interest rates put pressure on U.S. and global real estate markets, which offset strength in some commodities and energy names.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Global Allocation Fund –
.
-2.00% 6.62%
Global Allocation Fund–
.
Advisor  Class -2.16 6.38
Global Allocation Fund–
.
I  Class -1.99 6.75
Morningstar Global
Allocation Index -3.66 6.93

T. ROWE PRICE Global Allocation Fund

Security selection among the underlying strategies was a meaningful contributor to relative performance. Selection among U.S. small- and mid-cap equities was a noteworthy contributor. While small- and mid-cap stocks posted a steep decline over the period, our allocation to the segment generated positive returns and significantly outperformed its benchmark. However, a larger exposure to U.S. small-cap stocks relative to the fund’s benchmark posed a headwind as small-cap stocks lagged large-cap counterparts. Smaller companies are perceived to be more sensitive to the macroeconomic environment, and recession fears and rising interest rates weighed on shares of these companies.
The U.S. large-cap growth strategy also outpaced its benchmark, driven by an overweight allocation and stock selection in the information technology sector.
Within the sector, holdings in semiconductors and software had a notable positive impact. Within fixed income, selection in the dollar-denominated and local currency emerging markets bond allocations also added value. From a regional perspective in our international components, stock selection among
Japanese and emerging markets equities weighed on relative performance.
How is the fund positioned?
While we continue to monitor risks to global growth, we took advantage of weakness in equity markets late in the period to close our underweight to stocks relative to bonds and cash and are now neutral. As markets pulled back from recent highs, valuations appeared relatively more attractive. Moreover, monetary policy appears to have peaked or nearly peaked across most regions, inflation has slowed, and a pivot away from hawkish policy could provide a catalyst for growth and risk assets.
Stocks
Within equities, we are neutral between international and U.S. stocks.
International equity valuations are relatively attractive, and many local currencies have room to appreciate, which would be constructive for those markets. However, the macroeconomic backdrop for stocks outside the U.S.
is less favorable, due in part to modest growth expectations in Europe along with weaker-than-expected economic recovery in China and still tight global monetary policy. We remain overweight emerging markets stocks, which offer more compelling valuations relative to their developed markets counterparts and could be supported by continued stimulus efforts in China. Emerging markets currencies are attractive as central bank tightening appears to have peaked. However, the macroeconomic backdrop in China remains a concern amid continued housing market stress, weak consumer confidence, and a disappointing impact from recent stimulus.

T. ROWE PRICE Global Allocation Fund

In the U.S., we are neutral between U.S. growth and value with a tilt toward core equities. Despite still favorable relative valuations, cyclical value sectors could be challenged by lower economic growth. We believe a tilt toward higher-
quality businesses is warranted amid lingering economic concerns and rising rates. Growth stocks may face near-term headwinds as higher rates weigh, but the sector could see further support in a low-growth environment, especially as momentum surrounding artificial intelligence could provide a structural tailwind. We are overweight small- and mid-cap stocks, which offer attractive relative valuations, but face margin concerns due to higher exposure to interest rates and elevated input costs.
Among international equities, we maintain a modest tilt toward non-U.S.
value-oriented equities and are overweight core equities. Value stocks offer attractive valuations, although cyclical and geopolitical risks remain a concern.
Conversely, higher oil prices could offer a tailwind for value in some regions.
We are neutral international small-cap stocks relative to international large-cap stocks. In our view, international small-cap stocks offer reasonable valuations against a slowing growth backdrop, although a potential flight to quality could favor large-cap stocks.
We are overweight inflation-
sensitive real assets equities.
We believe real assets may
provide a potential hedge
against the risk of a potential
inflection higher in energy
and commodity prices or
if inflationary pressures
persist for a protracted
period. Moreover, oil prices
may be set for structural
increases due to peaking
productivity. The real estate
sector faces headwinds as
higher interest rates have increased financing costs and weighed on valuations for real estate investment trusts (REITs). On the other hand, higher rates may also disincentivize new construction, and tight supply should be supportive for REITs.
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION

T. ROWE PRICE Global Allocation Fund

Bonds
We remain overweight below
investment-grade bonds,
including high yield bonds
and floating rate loans. High
yield credit fundamentals
and higher yields remain
generally supportive in the
face of slowing economic
growth. While default rates
are rising from historically
low levels, we do not believe
they are likely to spike. We
are overweight floating
rate loans, which offer still-
attractive valuations and
yields. The resetting rate
features and lower duration
profile of these loans are
attractive, particularly if rates
continue to drift higher.
We are neutral inflation-
linked securities, preferring
to express inflation
sensitivity in the portfolio
through real assets equities.
Although inflation is
showing signs of slowing
and lower inflation is already
priced in, risks of inflation
reaccelerating remain.
Within international fixed
income, we are underweight
U.S. dollar-hedged
international bonds as
yields could remain volatile
amid global central banks
balancing inflation and
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 4/30/23 10/31/23
Weighted Average Effective
Duration (years) 6.1 5.4
Weighted Average Maturity
(years) 8.7 8.2
Credit Quality Diversification*
U.S. Government
Agencies** 0.3% 0.6%
U.S. Treasuries*** 26.4  24.5
AAA 4.7  5.4
AA 5.8  6.7
A 14.6  14.4
BBB 21.2  22.6
BB and Below 26.4  25.0
Not Rated 0.6  0.8
Total
100.0% 100.0%

T. ROWE PRICE Global Allocation Fund

slowing economic growth. We are overweight emerging markets local currency bonds. While the sector could benefit from central banks rate cuts, this impact is likely to be limited until developed market central banks move off their current hawkish stance.
What is portfolio management’s outlook?
Despite a pullback over the latter half of the period, major global equity and fixed income markets remained in positive territory for the 12-month period.
Economic growth has been mixed across regions as inflationary pressures and central bank policies diverged. The U.S. and Japanese economies have proved more resilient, although there has been some evidence of cooling in the U.S.
Conversely, European and Chinese economies are showing signs of weakness.
Growth in China has been hampered by the decelerating pace of economic activity and continued housing market stress.
As inflation recedes, albeit slowly, we believe global central banks may be approaching a peak in the tightening cycle, which could remove a headwind to growth. However, divergent approaches to monetary policy across regions underscores the uncertainty in the current environment. The Fed is steadfast with a higher-for-longer message as it weighs signs of moderating inflation with higher oil prices and uncertainty surrounding government funding. The
European Central Bank and the Bank of England are signaling an end to rate hikes amid signs that the economy is slowing and inflation is beginning to fall. The Bank of Japan, meanwhile, continues its ultra-easy monetary policy as it considers inflation and wage growth in determining a path forward.
We expect volatility to remain elevated in the near term as the effects of diminished liquidity, rising energy prices, and potentially optimistic earnings expectations are reflected in markets. Key risks to global markets include a deeper-than-expected decline in growth, central bank missteps, a reacceleration in inflation, a trajectory of Chinese growth, and geopolitical tensions. We continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess where there may be opportunities to add to risk assets.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of forces driving global financial markets, we believe that the Global
Allocation Fund’s broad diversification, combined with our strength in fundamental research, can add value over the long term and help mitigate downside risk in an uncertain market environment.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Allocation Fund

RISKS OF STOCK INVESTING
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
RISKS OF INTERNATIONAL INVESTING
Non-U.S. securities generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.
RISKS OF INVESTING IN BONDS
Fixed income markets can be adversely affected by economic and other market developments. Fixed income securities are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-
maturity bonds typically decline more than shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

T. ROWE PRICE Global Allocation Fund

RISKS OF INVESTING IN ALTERNATIVES
The fund’s exposure to alternative investments may be more correlated to the broad markets than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund; is not subject to the same regulatory requirements as mutual funds;
and could underperform comparable hedge funds. Hedge funds often engage in leveraging, short selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors as those of traditional mutual funds, and the redemption rights of an investor, such as the fund, are typically limited. These factors make alternative investments more difficult to value and monitor, when compared with more traditional investments, and increase the fund’s overall liquidity risks.
BENCHMARK INFORMATION
Note: ©2023 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

T. ROWE PRICE Global Allocation Fund

Microsoft
1.9%
Apple
1.2
Alphabet
1.0
Amazon.com
0.9
NVIDIA
0.8
Visa
0.6
Taiwan Semiconductor
Manufacturing
0.6
Elevance Health
0.5
JPMorgan Chase
0.5
UnitedHealth Group
0.5
Total
8.5%
U.S. Treasuries
6.8%
T. Rowe Price Institutional
Emerging Markets Bond
Fund
3.9
T. Rowe Price International
Bond Fund – I Class
3.1
T. Rowe Price Institutional
High Yield Fund
2.5
T. Rowe Price Emerging
Markets Local Currency
Bond Fund – I Class
2.3
T. Rowe Price Dynamic
Global Bond Fund – I Class
2.1
T. Rowe Price Institutional
Floating Rate Fund
1.1
T. Rowe Price International
Bond Fund (USD Hedged)
– I Class
0.3
Federal Home Loan
Mortgage Corp - Mortgages
0.2
Bank of America
0.1
Total
22.4%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
10/31/23
Bonds
Percent of
Net Assets
10/31/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Allocation Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL ALLOCATION FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Global Allocation Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Allocation Fund –
.
6.62% 5.05% 4.95% – –
Global Allocation Fund–
.
Advisor  Class 6.38 4.73 4.70 – –
Global Allocation Fund–
.
I  Class 6.75 5.16 – 5.96% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
Global Allocation Fund 1.07%
Global Allocation Fund–Advisor Class 1.39
Global Allocation Fund–I Class 0.96
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Allocation Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Allocation Fund

GLOBAL ALLOCATION FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $980.00 $3.69
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.48   3.77
Advisor Class
Actual   1,000.00   978.40   5.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.11   5.14
I Class
Actual   1,000.00   980.10   2.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.18   3.06
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.74%,
the
2
Advisor Class was 1.01%, and the
3
I Class was 0.60%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Allocation Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Allocation Fund –
.
12.49% 4.36% 5.43% – –
Global Allocation Fund–
.
Advisor  Class 12.11  4.03  5.18  – –
Global Allocation Fund–
.
I  Class 12.69  4.48  – 6.30% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 12.83 $ 16.75 $ 13.80 $ 13.22 $ 12.18
Investment activities
Net investment income
(1)(2)
0.25 0.20 0.16 0.15 0.23
Net realized and unrealized gain/
loss 0.59 (2.95) 2.95 0.72 1.10
Total from investment activities 0.84 (2.75) 3.11 0.87 1.33
Distributions
Net investment income (0.22) (0.15) (0.14) (0.18) (0.23)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.41) (1.17) (0.16) (0.29) (0.29)
NET ASSET VALUE
End of period $ 13.26 $ 12.83 $ 16.75 $ 13.80 $ 13.22
Ratios/Supplemental Data
Total return
(2)(3)
6.62% (17.55)% 22.66% 6.65% 11.26%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.86% 0.86% 0.83% 0.84% 0.85%
Net expenses after waivers/
payments by Price Associates 0.72% 0.73% 0.72% 0.73% 0.72%
Net investment income 1.89% 1.37% 1.01% 1.12% 1.85%
Portfolio turnover rate 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end of period (in
thousands) $492,231 $708,365 $1,037,535 $731,173 $664,057
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 12.71 $ 16.59 $ 13.67 $ 13.13 $ 12.11
Investment activities
Net investment income
(1)(2)
0.21 0.15 0.11 0.11 0.19
Net realized and unrealized gain/
loss 0.59 (2.93) 2.93 0.71 1.09
Total from investment activities 0.80 (2.78) 3.04 0.82 1.28
Distributions
Net investment income (0.16) (0.08) (0.10) (0.17) (0.20)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.35) (1.10) (0.12) (0.28) (0.26)
NET ASSET VALUE
End of period $ 13.16 $ 12.71 $ 16.59 $ 13.67 $ 13.13
Ratios/Supplemental Data
Total return
(2)(3)
6.38% (17.85)% 22.33% 6.31% 10.87%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.19% 1.18% 1.17% 1.17% 1.19%
Net expenses after waivers/
payments by Price Associates 1.01% 1.02% 1.04% 1.05% 1.04%
Net investment income 1.59% 1.08% 0.70% 0.81% 1.53%
Portfolio turnover rate 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end of period (in
thousands) $3,446 $4,457 $6,662 $10,435 $13,949
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 12.88 $ 16.82 $ 13.84 $ 13.25 $ 12.21
Investment activities
Net investment income
(1)(2)
0.27 0.22 0.18 0.16 0.24
Net realized and unrealized gain/
loss 0.58 (2.97) 2.97 0.72 1.10
Total from investment activities 0.85 (2.75) 3.15 0.88 1.34
Distributions
Net investment income (0.25) (0.17) (0.15) (0.18) (0.24)
Net realized gain (0.19) (1.02) (0.02) (0.11) (0.06)
Total distributions (0.44) (1.19) (0.17) (0.29) (0.30)
NET ASSET VALUE
End of period $ 13.29 $ 12.88 $ 16.82 $ 13.84 $ 13.25
Ratios/Supplemental Data
Total return
(2)(3)
6.75% (17.49)% 22.89% 6.71% 11.32%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.76% 0.75% 0.73% 0.75% 0.77%
Net expenses after waivers/
payments by Price Associates 0.59% 0.60% 0.62% 0.63% 0.63%
Net investment income 1.99% 1.59% 1.11% 1.22% 1.92%
Portfolio turnover rate 50.5% 72.1% 42.2% 56.8% 43.1%
Net assets, end of period (in
thousands) $276,877 $241,804 $191,932 $104,623 $68,428
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
October 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  5,100 46
Globant (USD)  (1) 1,964 335
MercadoLibre (USD)  (1) 699 867
Tenaris, ADR (USD)  1,961 61
Total Argentina (Cost
$679
)
1,309
AUSTRALIA 0.6%
Common Stocks 0.6%
ALS  6,155 42
ANZ Group Holdings  10,543 166
Bellevue Gold  (1) 48,197 44
BHP Group  46,466 1,315
BHP Group (GBP)  13,861 394
BlueScope Steel  1,852 22
Capricorn Metals  (1) 22,838 68
Challenger  18,120 68
Cochlear  546 84
Downer EDI  25,464 61
Emerald Resources  (1) 104,113 171
Frontier Digital Ventures  (1) 204,396 51
Goodman Group  11,939 158
IDP Education  6,359 88
IGO  27,871 169
Macquarie Group  1,791 184
Northern Star Resources  38,942 285
oOh!media  66,161 55
Pilbara Minerals  104,214 245
Red 5  (1) 128,986 26
Reliance Worldwide  19,880 44
Rio Tinto  2,221 166
Scentre Group  164,217 254
South32  107,092 229
Worley  27,229 285
4,674
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD)  (2) 140,000 108
Transurban Finance, 4.125%, 2/2/26 (USD)  (2) 15,000 14
Woodside Finance, 3.70%, 3/15/28 (USD)  (2) 67,000 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD)  (2) 105,000 96
278
Total Australia (Cost
$4,145
)
4,952
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  16,554 737
Erste Group Bank  5,394 193
OMV  3,886 171
Schoeller-Bleckmann Oilfield Equipment  1,588 80
voestalpine  1,570 39
Total Austria (Cost
$1,089
)
1,220
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  41,214 119
Total Bahrain (Cost
$117
)
119
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  238,210 77
Square Pharmaceuticals  34,859 67
Total Bangladesh (Cost
$180
)
144
BELGIUM 0.0%
Common Stocks 0.0%
KBC Group  1,186 65
Shurgard Self Storage  2,214 83
Umicore  6,077 144
Warehouses De Pauw  2,694 67
Total Belgium (Cost
$411
)
359
BRAZIL 0.5%
Common Stocks 0.5%
B3  143,000 316
CI&T, Class A (USD)  (1)(3) 6,558 30
Hypera  29,839 179
Intelbras Industria de Telecomunicacao Eletronica Brasileira  18,000 69

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Klabin  81,727 347
Localiza Rent a Car  83,346 843
Localiza Rent a Car, Rights, 11/17/23  (1) 597 1
Lojas Renner  31,473 77
Minerva  36,909 55
Multiplan Empreendimentos Imobiliarios  8,116 40
Raia Drogasil  141,838 726
Suzano  13,839 142
Vale, ADR (USD)  20,132 276
WEG  35,000 229
XP, Class A (USD)  4,652 93
3,423
Preferred Stocks 0.0%
Marcopolo  180,172 186
186
Total Brazil (Cost
$3,421
)
3,609
CANADA 1.7%
Common Stocks 1.4%
Agnico Eagle Mines  3,192 150
Agnico Eagle Mines (USD)  1,855 87
Alamos Gold, Class A  9,120 113
Alamos Gold, Class A (USD)  (3) 5,416 67
Altus Group  3,395 115
Aritzia  (1) 5,778 90
ATS  (1) 2,666 90
B2Gold (USD)  12,024 39
Barrick Gold (USD)  4,821 77
Boardwalk Real Estate Investment Trust  (3) 723 34
Brookfield  6,638 193
BRP  765 52
Calibre Mining  (1) 34,832 36
Cameco (USD)  (3) 6,746 276
Canadian Apartment Properties REIT  (3) 1,485 44
Canadian National Railway (USD)  (3) 1,516 160
Canadian Natural Resources  2,166 138
Canadian Pacific Kansas City (USD)  2,014 143
Cenovus Energy  6,249 119
Constellation Software  82 164
Constellation Software, Warrants, 3/31/40  (1)(4) 79 —
Definity Financial  11,998 332
dentalcorp Holdings  (1)(3) 9,562 38
Descartes Systems Group  (1) 2,666 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Descartes Systems Group (USD)  (1)(3) 901 65
Element Fleet Management  29,789 403
ERO Copper  (1) 30,478 414
Exchange Income  (3) 2,604 80
Filo  (1) 8,793 115
First Quantum Minerals  17,097 198
Franco-Nevada  4,047 492
Franco-Nevada (USD)  2,039 248
G Mining Ventures  (1) 25,048 23
Granite Real Estate Investment Trust  (3) 1,436 65
Hudbay Minerals (USD)  (3) 7,905 34
Ivanhoe Mines, Class A  (1)(3) 31,528 232
Jamieson Wellness  3,227 53
K92 Mining  (1)(3) 13,959 50
Karora Resources  (1) 28,444 85
Kinross Gold (USD)  (3) 5,179 27
Lundin Gold  4,315 52
Magna International (USD)  (3) 5,765 277
Maple Leaf Foods  3,600 72
National Bank of Canada  8,560 532
NGEx Minerals  (1) 3,880 17
Nutrien (USD)  11,802 634
NuVista Energy  (1) 11,894 115
Orla Mining  (1)(3) 30,450 93
Osisko Gold Royalties  1,038 13
Osisko Mining  (1) 35,057 68
Osisko Mining, Warrants, 8/28/24  (1) 8,392 1
Parex Resources  3,467 66
Richelieu Hardware  (3) 3,275 98
Shopify, Class A  (1) 4,301 203
Shopify, Class A (USD)  (1) 10,203 481
Skeena Resources  (1) 5,921 21
SNC-Lavalin Group  4,455 124
Snowline Gold  (1) 2,127 6
Snowline Gold  (1) 3,181 10
Spin Master  5,761 138
StorageVault Canada  45,078 140
Sun Life Financial  8,377 383
Suncor Energy  11,428 370
Teck Resources, Class B (USD)  6,119 216
TELUS International CDA  (1) 467 3
TMX Group  9,675 201
Tourmaline Oil  862 46
Wesdome Gold Mines  (1) 40,055 214
West Fraser Timber  978 66
Wheaton Precious Metals  6,883 291

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals (USD)  (3) 7,928 335
Whitecap Resources  (3) 9,564 74
10,694
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 89
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 116
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 198
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 99
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 19
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 188
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 9
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 134
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 239
1,091
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 125
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 292
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  (3) 270,000 266
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 234
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
966
Total Canada (Cost
$12,926
)
12,751
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD)  (1)(4)(5) 1,810 457
Total Cayman Islands (Cost
$89
)
457
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  14,607 239
Banco Santander Chile, ADR (USD)  (3) 9,011 156
Sociedad Quimica y Minera de Chile, ADR (USD)  885 43
438
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 190
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  (2) 220,000 183
373
Total Chile (Cost
$783
)
811

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CHINA 1.9%
Common Stocks 1.3%
58.com (USD)  (1)(4) 5,864 —
Alibaba Group Holding (HKD)  (1) 42,220 435
Alibaba Group Holding, ADR (USD)  (1) 13,129 1,084
Aluminum Corp. of China, Class H (HKD)  10,000 5
ANT Group, Acquisition Date: 8/14/23, Cost $16 (USD)  (1)(4)(5) 16,329 16
Baidu, ADR (USD)  (1) 638 67
BeiGene, ADR (USD)  (1) 477 89
Beijing Enterprises Holdings (HKD)  21,500 72
BOE Varitronix (HKD)  49,000 42
Bosideng International Holdings (HKD)  126,000 50
China Hongqiao Group (HKD)  18,000 17
China Overseas Land & Investment (HKD)  105,500 199
China Overseas Property Holdings (HKD)  90,000 78
China Resources Gas Group (HKD)  39,600 117
China Resources Mixc Lifestyle Services (HKD)  50,800 198
Fosun International (HKD)  49,500 30
H World Group (HKD)  (1) 51,800 195
Haier Smart Home, Class H (HKD)  36,400 104
Hesai Group, ADR (USD)  (1)(3) 856 8
JD Health International (HKD)  (1) 11,250 51
JD.com, Class A (HKD)  7,676 98
Jiumaojiu International Holdings (HKD)  151,000 164
JOYY, ADR (USD)  (3) 1,185 46
Kanzhun, ADR (USD)  (1) 20,225 299
KE Holdings, ADR (USD)  27,349 402
Li Auto, ADR (USD)  (1) 16,238 549
Li Auto, Class A (HKD)  (1) 1,400 24
Li Ning (HKD)  95,000 291
Nongfu Spring, Class H (HKD)  40,200 229
PDD Holdings, ADR (USD)  (1) 4,198 426
Ping An Insurance Group, Class H (HKD)  14,000 71
Shandong Weigao Group Medical Polymer, Class H (HKD)  110,400 102
Silergy (TWD)  4,000 36
Tencent Holdings (HKD)  48,254 1,786
Tsingtao Brewery, Class H (HKD)  18,000 136
Yangzijiang Shipbuilding Holdings (SGD)  228,300 242
Yum China Holdings (HKD)  3,550 186
Yum China Holdings (USD)  30,761 1,617
Zhongsheng Group Holdings (HKD)  285,500 659
Zijin Mining Group, Class H (HKD)  10,000 15
10,235

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 0.6%
Beijing Career International, A Shares (CNH)  9,600 40
Bethel Automotive Safety Systems, A Shares (CNH)  4,600 48
Chacha Food, A Shares (CNH)  39,800 201
China Oilfield Services, A Shares (CNH)  56,200 120
Focus Media Information Technology, A Shares (CNH)  335,900 317
Fuyao Glass Industry Group, A Shares (CNH)  154,112 784
Hangcha Group, A Shares (CNH)  62,000 186
Hongfa Technology, A Shares (CNH)  61,500 244
Hundsun Technologies, A Shares (CNH)  2,910 12
Jason Furniture Hangzhou, A Shares (CNH)  24,094 122
Kweichow Moutai, A Shares (CNH)  1,260 290
Moon Environment Technology, A Shares (CNH)  27,900 49
NARI Technology, A Shares (CNH)  33,221 103
Pony Testing International Group, A Shares (CNH)  81,146 148
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  17,980 40
Sangfor Technologies, A Shares (CNH)  (1) 500 6
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 131
Shenzhen Inovance Technology, A Shares (CNH)  32,348 267
Shenzhen Megmeet Electrical, A Shares (CNH)  28,700 102
SUPCON Technology, A Shares (CNH)  5,534 33
Warom Technology, A Shares (CNH)  30,220 70
Yantai Jereh Oilfield Services Group, A Shares (CNH)  28,600 112
Yifeng Pharmacy Chain, A Shares (CNH)  119,947 537
YTO Express Group, A Shares (CNH)  24,100 45
Yunnan Aluminium, A Shares (CNH)  36,700 70
Zhejiang Dingli Machinery, A Shares (CNH)  10,200 76
ZWSOFT Guangzhou, A Shares (CNH)  9,903 146
4,299
Corporate Bonds 0.0%
Weibo, 3.50%, 7/5/24 (USD)  255,000 250
250
Total China (Cost
$16,356
)
14,784
COLOMBIA 0.0%
Common Stocks 0.0%
Geopark (USD)  3,425 34
Total Colombia (Cost
$35
)
34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)(4) 584 —
Total Cyprus (Cost
$32
)
—
DENMARK 0.3%
Common Stocks 0.3%
Genmab  (1) 737 208
Novo Nordisk, ADR (USD)  2,263 219
Novo Nordisk, Class B  17,279 1,667
Royal Unibrew  1,024 74
Zealand Pharma  (1) 3,256 135
2,303
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD)  (2)(6) 335,000 321
321
Total Denmark (Cost
$2,259
)
2,624
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD)  (1) 105,256 40
Total Egypt (Cost
$97
)
40
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  5,360 22
Total Estonia (Cost
$21
)
22
FINLAND 0.2%
Common Stocks 0.2%
Elisa  6,054 257
Mandatum  (1) 14,373 55
Sampo, Class A  19,453 765
Stora Enso, Class R  16,191 195
Valmet  14,641 329
Total Finland (Cost
$1,547
)
1,601

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  2,128 365
Airbus  6,402 858
Alstom  3,288 44
ArcelorMittal  8,444 187
AXA  28,641 849
BNP Paribas  7,334 422
Capgemini  808 143
Cie de Saint-Gobain  1,407 77
Dassault Aviation  1,118 222
Edenred  5,577 297
Engie  41,374 658
Eramet  913 63
Esker  554 70
EssilorLuxottica  3,426 620
Eurofins Scientific  7,445 378
Euronext  4,839 337
Forvia  (1) 2,511 42
Gaztransport Et Technigaz  1,208 154
Gecina  892 87
Kering  627 255
L'Oreal  882 371
Legrand  3,479 301
LVMH Moet Hennessy Louis Vuitton  1,120 802
Nexity  4,296 60
Remy Cointreau  2,341 266
Safran  2,989 467
Sanofi  9,668 878
Sartorius Stedim Biotech  1,559 292
Schneider Electric  252 39
SPIE  11,406 300
Teleperformance  920 106
Thales  928 137
Tikehau Capital  4,628 95
TotalEnergies  32,188 2,152
Ubisoft Entertainment  (1) 2,727 78
Virbac  323 93
12,565
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD)  (2)(6) 350,000 267
BPCE, 4.50%, 3/15/25 (USD)  (2) 400,000 386

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 265
918
Total France (Cost
$10,982
)
13,483
GERMANY 1.5%
Common Stocks 1.4%
Adesso  551 52
Auto1 Group  (1) 2,789 16
BASF  5,400 249
Bayer  8,355 361
Brenntag  846 63
CANCOM  3,295 82
Covestro  (1) 7,566 383
Daimler Truck Holding  13,598 427
Deutsche Boerse  539 89
Deutsche Post  2,521 98
Deutsche Telekom  (7) 45,079 978
Evotec  (1) 20,049 347
flatexDEGIRO  (1)(3) 19,425 197
Fresenius  9,659 248
Hannover Rueck  1,350 298
Heidelberg Materials  903 66
Hypoport  (1) 418 51
Infineon Technologies  8,217 240
KION Group  4,583 141
Knaus Tabbert  1,521 70
LEG Immobilien  (1) 1,465 92
Mercedes-Benz Group  1,439 85
Merck  2,003 303
Munich Re  1,774 712
Nagarro  (1)(3) 856 60
Puma  7,431 421
Redcare Pharmacy  (1) 2,360 264
SAP  9,696 1,301
Schott Pharma  (1) 5,036 146
Scout24  5,569 343
Siemens  14,972 1,987
Siemens Healthineers  6,734 331
Siltronic  1,757 151
Symrise  2,481 254
Zalando  (1) 6,550 153
11,059

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD)  (2) 155,000 144
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD)  (2) 155,000 152
296
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,972 260
Sartorius  (3) 936 235
Volkswagen  765 81
576
Total Germany (Cost
$11,072
)
11,931
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  136,200 1,183
ASMPT  10,700 91
Budweiser Brewing APAC  227,900 433
CK Hutchison Holdings  10,000 51
Galaxy Entertainment Group  13,000 73
Hong Kong Exchanges & Clearing  2,500 87
Hongkong Land Holdings (USD)  13,200 42
Impro Precision Industries  235,000 63
Kerry Properties  17,000 29
Samsonite International  (1) 41,400 128
Sun Hung Kai Properties  9,583 98
Wharf Real Estate Investment  32,000 112
Total Hong Kong (Cost
$2,321
)
2,390
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  12,193 454
Total Hungary (Cost
$382
)
454
ICELAND 0.0%
Common Stocks 0.0%
Marel  37,966 105
Total Iceland (Cost
$179
)
105

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INDIA 1.1%
Common Stocks 1.1%
Asian Paints  8,507 307
Astral  6,582 146
Axis Bank  45,426 535
Blue Star  10,091 108
CreditAccess Grameen  (1) 7,160 136
Dixon Technologies India  1,183 73
FSN E-Commerce Ventures  (1) 19,029 32
HDFC Asset Management  6,526 215
HDFC Bank  45,661 809
HDFC Life Insurance  73,411 548
Hindalco Industries  3,841 21
Hindustan Unilever  7,978 238
ICICI Bank  31,492 347
ICICI Bank, ADR (USD)  3,855 86
Info Edge India  1,452 72
Infosys  44,485 733
Jio Financial Services  (1) 21,714 57
Kotak Mahindra Bank  17,589 367
Larsen & Toubro  11,609 408
Maruti Suzuki India  1,833 229
Nexus Select Trust  (1) 27,177 41
NTPC  72,154 205
Page Industries  202 91
Polycab India  2,328 137
Reliance Industries  32,686 899
Shriram Finance  3,499 79
Tata Consultancy Services  6,272 254
TeamLease Services  (1) 2,245 63
Titan  3,947 151
Torrent Pharmaceuticals  3,254 75
Varun Beverages  5,060 56
Voltas  44,567 448
Zomato  (1) 107,318 135
Total India (Cost
$7,079
)
8,101
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,164,300 641
Sarana Menara Nusantara  895,200 50

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumber Alfaria Trijaya  933,000 170
Total Indonesia (Cost
$478
)
861
IRELAND 0.1%
Common Stocks 0.0%
Cairn Homes (GBP)  (3) 119,516 140
DCC (GBP)  3,039 169
Kenmare Resources (GBP)  9,358 45
Kerry Group, Class A  475 37
391
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 133
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 254
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (2) 70,000 68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD)  (2) 215,000 212
667
Total Ireland (Cost
$1,092
)
1,058
ITALY 0.6%
Common Stocks 0.6%
Amplifon  15,755 445
Ariston Holding  12,305 69
Banca Mediolanum  11,022 90
BFF Bank  12,675 122
Carel Industries  6,205 129
Davide Campari-Milano  21,893 242
De' Longhi  7,506 168
DiaSorin  1,056 95
Enel  91,174 579
Ermenegildo Zegna (USD)  (3) 18,036 201
Ferrari  1,374 416
FinecoBank Banca Fineco  10,360 122
GVS  (1) 11,560 52
Intesa Sanpaolo  172,826 450
Leonardo  7,135 108
Moncler  3,974 206
PRADA (HKD)  32,700 197
Prysmian  13,545 507
Stellantis  5,752 107
Technoprobe  (1) 10,649 78
UniCredit  7,155 179
4,562

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD)  (2) 200,000 164
164
Total Italy (Cost
$3,669
)
4,726
JAPAN 3.9%
Common Stocks 3.8%
Aida Engineering  8,600 51
Aiful  157,000 395
ARE Holdings  600 8
Asahi Group Holdings  3,200 116
Asahi Kasei  21,300 131
Astellas Pharma  56,000 708
Calbee  3,500 67
Central Japan Railway  6,000 135
Chugai Pharmaceutical  5,500 163
CyberAgent  20,600 108
Daiei Kankyo  18,100 250
Daiichi Sankyo  3,200 83
Daikin Industries  1,900 274
Daiwabo Holdings  5,600 106
Denso  16,800 248
Dexerials  1,600 37
DIC  5,200 82
Disco  1,700 300
eGuarantee  3,000 35
Eiken Chemical  7,600 75
Electric Power Development  26,800 411
Fast Retailing  300 66
Fujitsu  1,000 130
Fukui Computer Holdings  1,800 31
Fukuoka Financial Group  2,700 71
Fuso Chemical  1,800 49
GMO Payment Gateway  1,600 64
Hamamatsu Photonics  7,100 264
Hanwa  8,000 241
Hikari Tsushin  3,000 433
Hitachi  8,700 551
Honda Motor  53,200 545
Horiba  4,800 243
Hoshino Resorts REIT  (3) 10 39
Hoshizaki  5,900 191
Idec  5,900 106
IHI  2,100 40

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Industrial & Infrastructure Fund Investment  46 41
Inpex  25,800 374
Internet Initiative Japan  7,000 113
Invincible Investment  210 81
Isetan Mitsukoshi Holdings  3,900 44
ITOCHU  13,600 490
JMDC  (3) 2,300 64
Kao  9,300 339
Katitas  4,200 56
Keyence  900 348
Kirin Holdings  8,500 119
Konica Minolta  (1) 7,900 22
Kuraray  22,300 255
Kyoritsu Maintenance  600 23
LY  76,600 195
MatsukiyoCocokara  4,800 84
Medley  (1) 1,600 46
Mercari  (1)(3) 1,900 38
METAWATER  6,400 81
MINEBEA MITSUMI  2,500 39
Mitsubishi  5,100 238
Mitsubishi Electric  45,400 521
Mitsubishi Estate  7,100 91
Mitsubishi HC Capital  20,100 133
Mitsubishi UFJ Financial Group  115,300 967
Mitsui Chemicals  9,600 242
Mitsui Fudosan  40,300 874
Mitsui Fudosan Logistics Park  28 85
Miura  5,900 114
Modec  (1) 7,300 80
Murata Manufacturing  19,000 325
Musashi Seimitsu Industry  4,400 42
Nakanishi  4,500 99
Nexon  7,200 132
Nextage  24,000 332
NIDEC  2,600 95
Nifco  1,800 42
Nippon Ceramic  2,800 49
Nippon Sanso Holdings  4,400 111
Nippon Seiki  11,000 78
Nippon Shokubai  900 33
Nippon Soda  6,300 226
Nippon Steel  28,200 608
Nippon Telegraph & Telephone  1,142,900 1,345
Nipro  20,000 152
Niterra  8,600 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nitori Holdings  1,800 195
Nomura Research Institute  4,100 108
NTT Data Group  28,700 354
Obara Group  5,500 132
Olympus  19,400 259
Omron  2,500 90
Oriental Land  3,700 120
ORIX  22,000 400
Otsuka Holdings  7,100 239
Outsourcing  6,200 46
Panasonic Holdings  21,100 185
Persol Holdings  231,300 347
Plus Alpha Consulting  2,900 47
Recruit Holdings  14,900 427
Renesas Electronics  (1) 10,400 137
Resona Holdings  89,800 480
Rohto Pharmaceutical  4,500 105
Sakata INX  16,200 135
Sankyu  1,700 51
Sanwa Holdings  5,100 69
Seibu Giken  (1) 3,100 51
Seven & i Holdings  18,700 685
SHIFT  (1)(3) 600 109
Shimadzu  6,800 161
Shin-Etsu Chemical  9,300 278
Shiseido  3,300 105
SMC  300 139
Socionext  300 29
Sompo Holdings  2,100 91
Sony Group  11,700 973
Stanley Electric  15,300 245
SUMCO  3,900 50
Sumitomo  17,700 348
Sumitomo Densetsu  7,900 139
Sumitomo Metal Mining  2,100 59
Sumitomo Mitsui Trust Holdings  3,100 116
Sumitomo Seika Chemicals  2,600 80
Suntory Beverage & Food  3,800 114
Suzuki Motor  13,200 512
Taiheiyo Cement  20,000 343
Takeda Pharmaceutical  2,700 73
Takeuchi Manufacturing  4,100 117
Takuma  5,800 56
TechnoPro Holdings  7,900 157
THK  5,600 100
TKP  (1)(3) 6,000 82

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tokai Carbon  26,900 206
Tokio Marine Holdings  25,800 577
Tokyo Century  2,900 112
Tokyo Electron  4,600 608
Tokyo Seimitsu  1,600 75
Tokyo Tatemono  17,000 226
Tokyu REIT  23 27
Tosoh  1,500 18
Toyo Tire  11,300 168
Toyota Industries  4,700 348
Toyota Motor  44,400 777
TRYT  (1)(3) 12,700 59
Visional  (1) 2,400 118
Welcia Holdings  3,800 63
Yellow Hat  9,800 119
29,545
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD)  (6) 300,000 265
265
Total Japan (Cost
$26,266
)
29,810
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  8,773 110
Kaspi.KZ, GDR (USD)  3,227 291
NAC Kazatomprom, GDR (USD)  5,973 242
Total Kazakhstan (Cost
$417
)
643
KENYA 0.0%
Common Stocks 0.0%
Safaricom  46,300 4
Total Kenya (Cost
$16
)
4
MALAYSIA 0.0%
Common Stocks 0.0%
CIMB Group Holdings  154,200 185
Total Malaysia (Cost
$181
)
185

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  26,673 18
Total Mauritius (Cost
$17
)
18
MEXICO 0.3%
Common Stocks 0.3%
Becle  50,200 89
Corp Inmobiliaria Vesta  (3) 30,900 97
Corp. Inmobiliaria Vesta, ADR (USD)  871 27
Fomento Economico Mexicano, ADR (USD)  280 32
Gruma, Class B  14,010 244
Grupo Aeroportuario del Sureste, ADR (USD)  299 65
Grupo Financiero Banorte, Class O  27,800 225
Grupo Mexico, Series B  84,676 351
Industrias Penoles  (1)(3) 3,618 40
Wal-Mart de Mexico  190,393 682
1,852
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD)  (2) 150,000 149
149
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 234
234
Total Mexico (Cost
$2,096
)
2,235
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  3,814 172
Hightech Payment Systems  2,280 139
Label Vie  196 84
Total Morocco (Cost
$371
)
395
NETHERLANDS 1.1%
Common Stocks 1.0%
Aalberts  2,316 72
Adyen  (1) 409 276
AerCap Holdings (USD)  (1) 1,496 93

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Akzo Nobel  13,148 882
Argenx, ADR (USD)  (1) 418 196
ASML Holding  3,521 2,117
ASML Holding (USD)  605 362
ASR Nederland  5,983 223
DSM-Firmenich  541 49
Heineken  10,525 946
IMCD  1,433 172
ING Groep  85,110 1,091
Koninklijke Philips  (1) 19,426 370
Prosus  (1) 20,676 580
Signify  2,448 63
Universal Music Group  11,514 282
Van Lanschot Kempen, CVA  3,763 101
7,875
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 252
JDE Peet's, 1.375%, 1/15/27 (USD)  (2) 290,000 249
NXP, 2.65%, 2/15/32 (USD)  375,000 282
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 73
856
Total Netherlands (Cost
$7,118
)
8,731
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  5,363 65
Total New Zealand (Cost
$18
)
65
NORWAY 0.4%
Common Stocks 0.4%
DNB Bank  38,147 688
Equinor  28,108 942
Norsk Hydro  22,074 126
Seadrill (USD)  (1) 8,485 335
Storebrand  52,422 438
Subsea 7  9,599 126
TGS  15,260 209
Total Norway (Cost
$2,077
)
2,864

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  27,364 40
Total Pakistan (Cost
$41
)
40
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  2,663 60
60
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
24
Total Panama (Cost
$84
)
84
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  1,288 161
InRetail Peru (USD)  1,548 48
Southern Copper (USD)  12,779 906
Total Peru (Cost
$1,157
)
1,115
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  155,762 351
Converge Information and Communications Technology
Solutions  (1) 461,500 68
Jollibee Foods  67,340 244
SM Investments  6,040 85
Universal Robina  59,270 114
Total Philippines (Cost
$889
)
862
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 52
Total Poland (Cost
$55
)
52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  (1)(3) 168,756 52
Galp Energia  34,838 525
Jeronimo Martins  32,026 738
Total Portugal (Cost
$969
)
1,315
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  114,602 469
Total Qatar (Cost
$570
)
469
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  52,140 247
BRD-Groupe Societe Generale  (1) 8,259 29
OMV Petrom  1,370,423 157
Total Romania (Cost
$399
)
433
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa  (4) 80,680 —
Gazprom  (1)(4) 31,212 —
MMC Norilsk Nickel  (1)(4) 311 —
Moscow Exchange  (4) 51,640 —
Polyus  (1)(4) 294 —
Total Russia (Cost
$481
)
—
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Al Rajhi Bank  6,243 112
Arabian Internet & Communications Services  2,024 169
Nahdi Medical  10,972 415
Saudi Awwal Bank  16,400 146
Saudi Basic Industries  17,738 365
Saudi National Bank  75,707 677
1,884

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD)  (2) 245,000 241
241
Total Saudi Arabia (Cost
$2,277
)
2,125
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  73,300 94
DBS Group Holdings  8,600 207
Mapletree Industrial Trust  22,800 36
Sea, ADR (USD)  (1) 11,662 486
United Overseas Bank  21,900 432
Wilmar International  94,500 246
Total Singapore (Cost
$1,484
)
1,501
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  8,115 124
Total Slovenia (Cost
$99
)
124
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  2,396 80
Bid  5,040 107
Capitec Bank Holdings  3,906 347
Clicks Group  28,292 417
Impala Platinum Holdings  19,524 81
Northam Platinum Holdings  12,742 77
Sibanye Stillwater  62,580 80
Woolworths Holdings  39,411 147
1,336
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD)  (2) 200,000 157
157
Total South Africa (Cost
$1,634
)
1,493
SOUTH KOREA 0.6%
Common Stocks 0.6%
Korea Zinc  115 40

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KT  6,484 157
KT, ADR (USD)  6,159 75
LG Chem  1,526 500
Lotte Chemical  381 41
NAVER  2,683 375
Samsung Electronics  59,032 2,938
SK Hynix  3,408 296
Total South Korea (Cost
$3,392
)
4,422
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes  4,884 78
Amadeus IT Group  16,348 933
Cellnex Telecom  964 28
CIE Automotive  3,520 90
Fluidra  23,953 422
Iberdrola  53,477 595
Laboratorios Farmaceuticos Rovi  3,522 188
2,334
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 164
164
Total Spain (Cost
$2,299
)
2,498
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  17,829 380
Autoliv, SDR  2,612 241
Beijer Ref  (3) 7,643 73
Boliden  15,552 399
Elekta, Class B  19,901 135
Essity, Class B  25,396 579
Hexagon, Class B  7,152 58
Millicom International Cellular, SDR  (1) 3,429 54
Nordnet  7,632 108
Norva24 Group  (1) 29,449 50
Olink Holding, ADR (USD)  (1)(3) 5,749 143
Sandvik  33,897 577
SSAB, Class A  7,023 42
Svenska Cellulosa, Class B  22,352 307
Svenska Handelsbanken, Class A  31,322 267
Swedbank, Class A  9,072 149

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Telefonaktiebolaget LM Ericsson, Class B  64,945 291
Trelleborg, Class B  2,756 70
Total Sweden (Cost
$4,133
)
3,923
SWITZERLAND 1.0%
Common Stocks 0.9%
ABB  11,639 391
Alcon  10,210 731
Barry Callebaut  278 422
DKSH Holding  2,343 143
Julius Baer Group  (7) 9,640 571
Lonza Group  112 39
Montana Aerospace  (1) 8,593 103
Nestle  13,190 1,422
Novartis  8,267 774
On Holding, Class A (USD)  (1) 7,962 204
Partners Group Holding  (7) 366 388
Roche Holding  3,297 850
Sandoz Group  (1) 3,963 103
Sensirion Holding  (1) 614 46
SKAN Group  517 39
TE Connectivity (USD)  4,283 505
Tecan Group  76 22
UBS Group  6,247 147
Zurich Insurance Group  1,146 544
7,444
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD)  (2) 235,000 189
UBS Group, VR, 1.364%, 1/30/27 (USD)  (2)(6) 300,000 266
UBS Group, VR, 3.179%, 2/11/43 (USD)  (2)(6) 200,000 123
578
Total Switzerland (Cost
$6,607
)
8,022
TAIWAN 0.8%
Common Stocks 0.8%
ASE Technology Holding  57,000 200
Chailease Holding  55,080 299
King Yuan Electronics  26,000 62
Largan Precision  1,000 64
MediaTek  14,000 365
Taiwan Semiconductor Manufacturing  262,000 4,279
Taiwan Semiconductor Manufacturing, ADR (USD)  4,556 393

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vanguard International Semiconductor  86,000 187
Total Taiwan (Cost
$3,118
)
5,849
THAILAND 0.1%
Common Stocks 0.1%
Bangkok Dusit Medical Services, NVDR  265,900 196
Bumrungrad Hospital  26,500 192
CP ALL  35,300 54
Siam Cement  23,000 184
Total Thailand (Cost
$608
)
626
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
First Abu Dhabi Bank  57,343 198
Total United Arab Emirates (Cost
$157
)
198
UNITED KINGDOM 2.8%
Common Stocks 2.6%
Adriatic Metals, CDI (AUD)  (1) 97,142 209
Airtel Africa  12,163 17
Amcor, CDI (AUD)  13,803 122
Anglo American  11,821 301
Ascential  (1) 141,074 449
Ashtead Group  6,508 373
AstraZeneca  5,999 751
AstraZeneca, ADR (USD)  35,103 2,220
Auction Technology Group  (1) 8,898 61
Baltic Classifieds Group  57,632 138
Barclays  42,102 68
Big Yellow Group  16,369 190
BP  118,748 725
BP, ADR (USD)  7,352 269
Bridgepoint Group  124,502 275
British American Tobacco  2,258 67
BT Group  53,712 74
Bunzl  5,136 183
Cab Payments Holdings  (1) 50,301 37
Centamin  3,067 3
Central Asia Metals  58,506 116
Compass Group  16,925 427
Croda International  3,529 188

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Derwent London  1,782 40
Diageo  9,332 353
Diploma  1,296 45
Dowlais Group  89,938 110
Dr. Martens  67,206 95
Endava, ADR (USD)  (1)(3) 3,203 161
Endeavour Mining (CAD)  7,720 158
Experian  13,275 403
FD Technologies  (1) 5,097 53
Funding Circle Holdings  (1) 53,219 22
Genuit Group  21,931 71
Genus  4,286 112
Georgia Capital  (1) 6,298 71
Glencore  78,212 414
Great Portland Estates  25,077 119
Greggs  8,321 240
GSK, ADR (USD)  10,457 373
Helios Towers  (1) 112,213 83
Hiscox  7,714 88
HSBC Holdings  112,538 813
Imperial Brands  7,659 163
Informa  29,111 252
InterContinental Hotels Group  1,446 102
Intermediate Capital Group  14,411 229
Investec  7,759 43
IQE  (1)(3) 286,423 48
Johnson Matthey  7,450 135
Keywords Studios  9,569 152
Kingfisher  106,104 271
Lloyds Banking Group  578,814 282
London Stock Exchange Group  5,116 516
Melrose Industries  43,076 245
National Grid  26,291 313
Next  3,542 297
Oxford Nanopore Technologies  (1) 23,767 59
Pearson  6,190 72
Persimmon  17,959 222
Prudential  39,528 413
Renishaw  1,965 74
Rightmove  24,068 139
Rio Tinto  4,236 270
Rolls-Royce Holdings  (1) 86,098 227
Rotork  55,714 199
Segro  9,566 83
Shell  9,260 298
Shell, ADR (USD)  5,740 374

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Smith & Nephew  30,926 346
Smiths Group  3,856 76
Spirax-Sarco Engineering  1,416 141
Standard Chartered  17,371 133
Syncona  (1) 39,024 61
Taylor Wimpey  44,363 60
Trainline  (1) 22,307 71
Unilever (EUR)  2,340 111
Unilever  33,606 1,592
UNITE Group  5,999 64
Victrex  8,718 146
Vodafone Group, ADR (USD)  18,356 170
Watches of Switzerland Group  (1) 15,918 97
Weir Group  5,648 117
WPP  42,339 365
YouGov  21,619 224
20,339
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9  (1)(4)(5) 475 10
10
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD)  (6) 335,000 293
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 91
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD)  (2) 210,000 182
HSBC Holdings, VR, 2.206%, 8/17/29 (USD)  (6) 200,000 163
Nationwide Building Society, 1.50%, 10/13/26 (USD)  (2) 405,000 353
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 84
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD)  (6) 200,000 172
Standard Chartered, VR, 1.822%, 11/23/25 (USD)  (2)(6) 320,000 303
1,641
Total United Kingdom (Cost
$21,410
)
21,990
UNITED STATES 73.2%
Asset-Backed Securities 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  57,274 57
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 136
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32  (2) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25  (2) 105,000 103

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27  (2) 100,000 91
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 6.714%, 4/15/35  (2) 250,000 246
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 83
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 133
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M TSFR +
1.402%, 6.795%, 7/15/36  (2) 250,000 248
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 295
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51  (2) 126,425 107
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51  (2) 127,400 104
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M TSFR +
1.382%, 6.761%, 5/20/34  (2) 250,000 246
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38  (2) 100,000 100
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38  (2) 100,000 100
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30  (2) 230,000 228
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  27,364 27
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 209
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30  (2) 205,000 204
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33  (2) 115,000 104
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35  (2) 185,000 178
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 187
GM Financial Automobile Leasing Trust, Series 2023-1, Class C,
5.76%, 1/20/27  180,000 177
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 87
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (2) 104,500 98
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28  (2) 52,489 51
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29  (2) 50,000 49
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38  (2) 77,707 73
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41  (2) 39,928 36

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68  (2) 137,201 130
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69  (2) 26,981 24
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69  (2) 28,917 26
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62  (2) 156,559 138
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (2) 69,914 70
Progress Residential Trust, Series 2020-SFR1, Class C, 2.183%,
4/17/37  (2) 100,000 94
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51  (2) 124,344 100
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31  (2) 24,055 23
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M TSFR + 1.564%, 6.899%, 2/17/32  (2) 35,412 35
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34  (2) 64,858 62
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37  (2) 34,181 33
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53  (2) 55,625 49
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53  (2) 126,047 107
4,748
Bond Mutual Funds 15.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.17%  (8)(9) 2,099,082 16,583
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.99%  (8)(9) 3,808,847 17,787
T. Rowe Price Institutional Emerging Markets Bond Fund,
7.28%  (8)(9) 4,973,903 30,341
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 9.09%  (8)(9) 898,925 8,369
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.79%  (8)(9) 2,689,760 19,635
T. Rowe Price International Bond Fund - I Class, 4.06%  (8)(9) 3,647,616 24,329
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.92%  (8)(9) 269,828 2,159
119,203
Common Stocks 30.4%
AbbVie  3,241 458
Acadia Realty Trust, REIT  11,637 167
Accenture, Class A  1,825 542
Adobe  (1) 451 240

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Advanced Micro Devices  (1) 1,880 185
Agilent Technologies  6,653 688
Alexandria Real Estate Equities, REIT  1,139 106
Align Technology  (1) 98 18
Allstate  11,007 1,410
Alphabet, Class A  (1) 4,419 548
Alphabet, Class C  (1) 56,648 7,098
Amazon.com  (1) 55,020 7,323
Ameren  1,927 146
American Express  5,349 781
American Homes 4 Rent, Class A, REIT  9,388 307
American Tower, REIT  2,777 495
AMETEK  10,454 1,472
Amgen  5,378 1,375
Amphenol, Class A  11,440 922
Analog Devices  6,833 1,075
Apollo Global Management  2,639 204
Apple  56,547 9,657
Apple Hospitality REIT, REIT  10,439 164
Applied Materials  12,909 1,709
Atlassian, Class A  (1) 663 120
AutoZone  (1) 323 800
AvalonBay Communities, REIT  4,488 744
Baker Hughes  3,030 104
Ball  946 46
Bank of America  79,045 2,082
Bath & Body Works  3,176 94
Becton Dickinson & Company  3,300 834
Berkshire Hathaway, Class B  (1) 7,643 2,609
BILL Holdings  (1) 2,845 260
Boeing  (1) 1,895 354
Booking Holdings  (1) 612 1,707
Booz Allen Hamilton Holding  8,578 1,029
Broadcom  608 512
Broadridge Financial Solutions  3,536 603
Cactus, Class A  846 40
Cadence Design Systems  (1) 2,999 719
Camden Property Trust, REIT  1,516 129
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179  (1)(4)(5) 105 112
Carrier Global  21,917 1,045
Carvana  (1) 1,963 53
Caterpillar  1,056 239
Cava Group  (1)(3) 2,443 77
Cboe Global Markets  3,702 607
CBRE Group, Class A  (1) 719 50
CCC Intelligent Solutions Holdings  (1) 8,648 93

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cencora  16,213 3,002
Ceridian HCM Holding  (1) 4,582 293
CF Industries Holdings  1,323 106
ChampionX  2,203 68
Charles Schwab  16,827 876
Chesapeake Energy  (3) 1,534 132
Chevron  10,925 1,592
Chipotle Mexican Grill  (1) 268 521
Chubb  11,846 2,542
Cintas  129 65
CME Group  1,932 412
Coca-Cola  35,409 2,000
Colgate-Palmolive  17,713 1,331
Commercial Metals  799 34
Confluent, Class A  (1) 1,493 43
ConocoPhillips  11,263 1,338
Constellation Energy  15,973 1,804
Corebridge Financial  13,036 261
Crowdstrike Holdings, Class A  (1) 345 61
Crown Castle, REIT  1,423 132
CSX  71,264 2,127
CubeSmart, REIT  5,957 203
Cummins  7,192 1,556
Danaher  3,629 697
Darling Ingredients  (1) 866 38
Datadog, Class A  (1) 666 54
Deere  819 299
Diamondback Energy  8,720 1,398
Dollar General  1,921 229
Dominion Energy  4,523 182
DoorDash, Class A  (1) 1,162 87
Douglas Emmett, REIT  (3) 5,602 63
Dover  1,164 151
East West Bancorp  2,467 132
EastGroup Properties, REIT  1,307 213
Elevance Health  9,272 4,173
Eli Lilly  5,386 2,983
EOG Resources  1,692 214
EPAM Systems  (1) 75 16
EQT  50,336 2,133
Equinix, REIT  1,214 886
Equitrans Midstream  5,659 50
Equity LifeStyle Properties, REIT  22,302 1,467
Equity Residential, REIT  6,506 360
Essex Property Trust, REIT  1,604 343
Evergy  4,911 241

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Expro Group Holdings  (1) 2,089 33
Extra Space Storage, REIT  2,798 290
Exxon Mobil  17,678 1,871
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3  (1)(4)(5) 163 1
Federal Realty Investment Trust, REIT  263 24
FirstEnergy  6,153 219
Fiserv  (1) 16,764 1,907
FleetCor Technologies  (1) 2,447 551
Fortinet  (1) 516 30
Freeport-McMoRan  29,941 1,011
FTI Consulting  (1) 2,405 511
Gaming & Leisure Properties, REIT  3,290 149
GE HealthCare Technologies  9,592 639
General Dynamics  7,342 1,772
General Electric  16,402 1,782
General Mills  3,510 229
General Motors  2,906 82
Global Payments  2,221 236
Goldman Sachs Group  4,380 1,330
Gusto, Acquisition Date: 10/4/21, Cost $24  (1)(4)(5) 826 13
Halliburton  49,481 1,947
Hartford Financial Services Group  4,607 338
HCA Healthcare  3,357 759
Healthcare Realty Trust, REIT  7,307 105
Hershey  4,501 843
Hess  4,268 616
Hilton Worldwide Holdings  6,234 945
Home Depot  3,371 960
Honeywell International  5,471 1,003
Host Hotels & Resorts, REIT  4,211 65
Hubbell  593 160
Humana  2,280 1,194
IDEX  5,613 1,074
Insmed  (1) 1,479 37
Intuit  1,334 660
Intuitive Surgical  (1) 2,239 587
Ivanhoe Electric  (1) 8,725 89
Johnson & Johnson  5,692 844
Jones Lang LaSalle  (1) 932 119
JPMorgan Chase  25,577 3,557
Karuna Therapeutics  (1) 621 103
Kenvue  91,909 1,710
Kilroy Realty, REIT  3,631 104
Kimco Realty, REIT  3,684 66
Kinder Morgan  33,655 545

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KLA  2,204 1,035
Kosmos Energy  (1) 38,497 279
Kraft Heinz  23,021 724
L3Harris Technologies  3,486 625
Lam Research  1,236 727
Las Vegas Sands  11,474 545
Liberty Media Corp-Liberty Formula One, Class C  (1) 7,135 462
Linde  7,667 2,930
Louisiana-Pacific  639 33
LPL Financial Holdings  3,978 893
Lululemon Athletica  (1) 1,883 741
Magnolia Oil & Gas, Class A  1,754 39
Marathon Petroleum  756 114
Marriott International, Class A  2,734 516
Marsh & McLennan  2,801 531
Martin Marietta Materials  490 200
Mastercard, Class A  3,312 1,246
McDonald's  5,395 1,414
Medtronic  5,488 387
Merck  18,439 1,894
Meta Platforms, Class A  (1) 9,697 2,921
MetLife  32,874 1,973
Micron Technology  25,983 1,737
Microsoft  44,032 14,888
Molina Healthcare  (1) 3,902 1,299
Mondelez International, Class A  35,753 2,367
MongoDB  (1) 600 207
Monolithic Power Systems  399 176
Morgan Stanley  4,308 305
MSCI  82 39
Netflix  (1) 3,856 1,587
Newmont  6,750 253
Newmont, CDI (AUD)  (1) 4,292 164
NextEra Energy  16,528 964
NIKE, Class B  1,053 108
Noble  1,769 83
Norfolk Southern  2,411 460
Northrop Grumman  654 308
Norwegian Cruise Line Holdings  (1)(3) 9,200 125
NOV  4,947 99
NRG Energy  5,135 218
Nucor  2,868 424
NVIDIA  14,340 5,848
NXP Semiconductors  12,744 2,197
Old Dominion Freight Line  2,101 791
O'Reilly Automotive  (1) 732 681

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Packaging Corp. of America  437 67
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81  (1)(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  3,473 41
PepsiCo  5,457 891
Pfizer  27,236 832
PG&E  (1) 2,337 38
Philip Morris International  15,687 1,399
Pinterest, Class A  (1) 5,081 152
Pioneer Natural Resources  2,391 571
PNC Financial Services Group  4,313 494
PotlatchDeltic, REIT  259 11
Procter & Gamble  21,034 3,156
Progressive  12,808 2,025
Prologis, REIT  13,157 1,326
Prothena  (1) 832 30
Public Storage, REIT  7,023 1,676
QUALCOMM  3,835 418
Quanta Services  229 38
Quest Diagnostics  5,540 721
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155  (1)(4)(5) 16,193 5
Range Resources  30,123 1,080
Rayonier, REIT  2,759 70
Regency Centers, REIT  7,057 425
Regeneron Pharmaceuticals  (1) 1,965 1,532
Reliance Steel & Aluminum  1,108 282
Rexford Industrial Realty, REIT  6,728 291
Roper Technologies  1,934 945
Ross Stores  1,968 228
Royal Gold  344 36
RPM International  377 34
S&P Global  527 184
Saia  (1) 327 117
Salesforce  (1) 2,926 588
SBA Communications, REIT  1,018 212
Schlumberger  48,893 2,721
Seagen  (1) 1,433 305
Service Corp International  4,841 263
ServiceNow  (1) 1,444 840
Sherwin-Williams  774 184
Shoals Technologies Group, Class A  (1) 1,863 29
Simon Property Group, REIT  4,694 516
SiteOne Landscape Supply  (1) 712 98
SL Green Realty, REIT  (3) 882 26
Snowflake, Class A  (1) 475 69
Southern  7,825 527

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southwestern Energy  (1) 57,338 409
Steel Dynamics  3,303 352
STERIS  2,475 520
Structure Therapeutics, ADR  (1) 1,038 77
Stryker  1,908 516
Sun Communities, REIT  682 76
Synopsys  (1) 1,583 743
T-Mobile U.S.  (1) 18,423 2,650
Target  4,808 533
TechnipFMC  22,711 489
Teleflex  213 39
Tenet Healthcare  (1) 5,917 318
Terreno Realty, REIT  4,928 263
Tesla  (1) 4,729 950
Texas Instruments  7,912 1,124
Thermo Fisher Scientific  6,442 2,865
TJX  2,052 181
Tractor Supply  200 39
TransDigm Group  (1) 111 92
Travelers  5,138 860
Uber Technologies  (1) 11,847 513
Ulta Beauty  (1) 2,585 986
Union Pacific  5,876 1,220
UnitedHealth Group  6,528 3,496
Valero Energy  751 95
Veeva Systems, Class A  (1) 2,516 485
Ventas, REIT  6,149 261
Veralto  (1) 3,728 257
Verisk Analytics  2,838 645
Vertex Pharmaceuticals  (1) 2,487 901
Visa, Class A  20,365 4,788
Vulcan Materials  237 47
Walmart  10,190 1,665
Warrior Met Coal  2,078 101
Waste Connections  1,012 131
Wells Fargo  26,962 1,072
Welltower, REIT  6,533 546
West Pharmaceutical Services  739 235
Western Alliance Bancorp  879 36
Westinghouse Air Brake Technologies  13,943 1,478
Weyerhaeuser, REIT  20,286 582
Williams  32,677 1,124
Zoetis  1,256 197
235,186

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97  (1)(4)(5) 2,160 69
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42  (1)(4)(5) 618 20
Canva, Series A, Acquisition Date: 11/4/21, Cost $7  (1)(4)(5) 4 4
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52  (1)(4)(5) 6,404 34
Databricks, Series G, Acquisition Date: 2/1/21, Cost $20  (1)(4)
(5) 348 26
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68  (1)(4)
(5) 927 68
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7  (1)(4)(5) 96 7
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33  (1)(4)(5) 1,103 17
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15  (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144  (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71  (1)(4)(5) 2,594 111
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122  (1)(4)(5) 2,843 122
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37  (1)
(4)(5) 2,783 37
Lilac Solutions Safe Investment, Acquisition Date: 11/21/22,
Cost $10  (1)(4)(5) 10,202 12
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79  (1)(4)(5) 1,666 79
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11  (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2  (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3  (1)(4)(5) 3,239 4
Treeline, Series A, Acquisition Date: 9/26/22, Cost $12  (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16  (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143  (1)(4)(5) 1,669 75
905
Corporate Bonds 2.9%
AbbVie, 2.95%, 11/21/26  145,000 134
AbbVie, 4.50%, 5/14/35  30,000 26
AbbVie, 4.70%, 5/14/45  95,000 77
AHS Hospital, 5.024%, 7/1/45  20,000 17
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 89
Ally Financial, 2.20%, 11/2/28  120,000 92

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Altria Group, 2.35%, 5/6/25  40,000 38
Amazon.com, 2.80%, 8/22/24  50,000 49
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  18,485 17
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  149,876 124
American Express, VR, 6.489%, 10/30/31  (6) 285,000 286
American Honda Finance, 0.75%, 8/9/24  260,000 250
American Tower, 1.45%, 9/15/26  355,000 311
Amphenol, 2.20%, 9/15/31  105,000 80
Amphenol, 4.75%, 3/30/26  25,000 24
Aon, 3.875%, 12/15/25  25,000 24
Appalachian Power, 4.45%, 6/1/45  240,000 177
Apple, 3.20%, 5/11/27  300,000 281
AT&T, 2.75%, 6/1/31  215,000 169
Autodesk, 2.40%, 12/15/31  135,000 104
AutoZone, 3.125%, 4/21/26  170,000 159
AutoZone, 3.75%, 6/1/27  70,000 65
Bank of America, 3.50%, 4/19/26  400,000 377
Bank of America, 4.45%, 3/3/26  50,000 48
Bank of America, VR, 4.244%, 4/24/38  (6) 120,000 94
Bank of America, VR, 5.08%, 1/20/27  (6) 225,000 219
Banner Health, 1.897%, 1/1/31  65,000 49
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 95
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 170
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 21
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
Brighthouse Financial Global Funding, 1.55%, 5/24/26  (2) 100,000 89
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 178
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 68
Cameron LNG, 2.902%, 7/15/31  (2) 40,000 32
Cameron LNG, 3.701%, 1/15/39  (2) 30,000 22
Cardinal Health, 3.41%, 6/15/27  125,000 115
Cardinal Health, 3.75%, 9/15/25  80,000 77
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (2)(10) 17,000 13
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (2)(10) 26,000 19
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (2)(10) 31,000 23
Centra Health, 4.70%, 1/1/48  385,000 287
Charter Communications Operating, 4.908%, 7/23/25  50,000 49
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 249
Cigna Group, 3.25%, 4/15/25  250,000 241
Citigroup, 4.45%, 9/29/27  70,000 65
Citigroup, VR, 3.887%, 1/10/28  (6) 315,000 292
Citigroup, VR, 4.075%, 4/23/29  (6) 100,000 91
CMS Energy, 4.875%, 3/1/44  25,000 20
CNO Global Funding, 2.65%, 1/6/29  (2) 315,000 260
CommonSpirit Health, 2.76%, 10/1/24  95,000 92

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CommonSpirit Health, 2.782%, 10/1/30  50,000 40
Corebridge Financial, 4.40%, 4/5/52  375,000 258
CRH America Finance, 3.95%, 4/4/28  (2) 400,000 369
Crown Castle, 2.10%, 4/1/31  250,000 185
Crown Castle, 3.70%, 6/15/26  40,000 38
Crown Castle, 4.75%, 5/15/47  30,000 22
CVS Health, 2.70%, 8/21/40  540,000 327
Discover Financial Services, 3.75%, 3/4/25  15,000 14
Elevance Health, 4.101%, 3/1/28  130,000 121
Elevance Health, 4.65%, 1/15/43  20,000 16
Energy Transfer, 5.25%, 4/15/29  120,000 114
Equifax, 5.10%, 12/15/27  143,000 138
ERAC USA Finance, 5.40%, 5/1/53  (2) 300,000 259
Essex Portfolio, 2.65%, 3/15/32  135,000 102
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30  (2) 200,000 162
Extra Space Storage, 4.00%, 6/15/29  145,000 129
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 65
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 65
FirstEnergy Transmission, 4.35%, 1/15/25  (2) 65,000 63
Fiserv, 3.20%, 7/1/26  100,000 93
Florida Gas Transmission, 4.35%, 7/15/25  (2) 215,000 207
GATX, 6.90%, 5/1/34  270,000 270
General Motors, 4.00%, 4/1/25  55,000 53
General Motors Financial, 2.40%, 4/10/28  305,000 257
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 12
Goldman Sachs Group, 3.50%, 1/23/25  300,000 290
Goldman Sachs Group, 3.85%, 1/26/27  115,000 107
Goldman Sachs Group, 5.15%, 5/22/45  15,000 12
Goldman Sachs Group, 6.75%, 10/1/37  10,000 10
Goldman Sachs Group, VR, 2.615%, 4/22/32  (6) 200,000 152
Goldman Sachs Group, VR, 2.908%, 7/21/42  (6) 130,000 80
Hasbro, 3.00%, 11/19/24  150,000 145
Hasbro, 3.55%, 11/19/26  420,000 388
HCA, 4.125%, 6/15/29  235,000 208
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 27
Healthpeak, 2.125%, 12/1/28  80,000 66
Healthpeak, 2.875%, 1/15/31  45,000 35
High Street Funding Trust I, 4.111%, 2/15/28  (2) 100,000 91
Honeywell International, 1.10%, 3/1/27  275,000 240
Hyundai Capital America, 1.30%, 1/8/26  (2) 145,000 131
Hyundai Capital America, 1.65%, 9/17/26  (2) 180,000 159
Hyundai Capital America, 1.80%, 10/15/25  (2) 55,000 51
Hyundai Capital America, 2.00%, 6/15/28  (2) 235,000 194
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 107
Intercontinental Exchange, 3.75%, 12/1/25  75,000 72

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Interpublic Group of Companies, 5.375%, 6/15/33  410,000 374
Jackson Financial, 1.125%, 11/22/23  270,000 269
JPMorgan Chase, VR, 1.578%, 4/22/27  (6) 235,000 208
JPMorgan Chase, VR, 3.882%, 7/24/38  (6) 160,000 123
Kentucky Utilities, 4.375%, 10/1/45  65,000 48
Keysight Technologies, 4.55%, 10/30/24  230,000 226
Kilroy Realty, 3.45%, 12/15/24  40,000 38
Kilroy Realty, 4.25%, 8/15/29  25,000 21
Kilroy Realty, 4.375%, 10/1/25  15,000 14
L3Harris Technologies, 4.854%, 4/27/35  50,000 44
Liberty Mutual Group, 4.85%, 8/1/44  (2) 20,000 15
LYB International Finance II, 3.50%, 3/2/27  300,000 277
Marriott International, Series AA, 4.65%, 12/1/28  285,000 267
Mars, 4.75%, 4/20/33  (2) 125,000 114
Marsh & McLennan, 3.50%, 6/3/24  115,000 113
McDonald's, 1.45%, 9/1/25  65,000 60
McKesson, 5.25%, 2/15/26  370,000 365
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 83
Met Tower Global Funding, 1.25%, 9/14/26  (2) 245,000 216
Micron Technology, 4.185%, 2/15/27  181,000 169
Microsoft, 2.921%, 3/17/52  90,000 55
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (2) 110,000 101
Mississippi Power, 3.95%, 3/30/28  170,000 157
Moody's, 2.00%, 8/19/31  335,000 254
Morgan Stanley, 4.30%, 1/27/45  45,000 34
Morgan Stanley, VR, 3.217%, 4/22/42  (6) 135,000 89
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 240
NiSource, 3.49%, 5/15/27  215,000 198
NiSource, 3.95%, 3/30/48  105,000 71
Northern Trust, 3.95%, 10/30/25  25,000 24
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 80
Nucor, 2.70%, 6/1/30  70,000 57
Nucor, 3.95%, 5/1/28  130,000 121
Omnicom Group, 3.65%, 11/1/24  50,000 49
O'Reilly Automotive, 3.60%, 9/1/27  145,000 134
PACCAR Financial, 0.90%, 11/8/24  415,000 395
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 233
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 335
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 187
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 73
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 49
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 20
Principal Financial Group, 2.125%, 6/15/30  160,000 124
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Public Storage Operating, 1.95%, 11/9/28  150,000 126

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Realty Income, 2.20%, 6/15/28  70,000 59
Regency Centers, 4.125%, 3/15/28  35,000 32
Republic Services, 3.375%, 11/15/27  230,000 211
Revvity, 1.90%, 9/15/28  230,000 189
Roper Technologies, 2.95%, 9/15/29  60,000 51
Roper Technologies, 3.80%, 12/15/26  50,000 47
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 46
Santander Holdings USA, VR, 2.49%, 1/6/28  (6) 135,000 116
SBA Tower Trust, 2.836%, 1/15/25  (2) 250,000 239
Sempra, 3.30%, 4/1/25  185,000 178
ServiceNow, 1.40%, 9/1/30  235,000 177
Simon Property Group, 2.65%, 2/1/32  340,000 259
Simon Property Group, 3.375%, 10/1/24  45,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 169
Synchrony Financial, 4.25%, 8/15/24  375,000 367
Texas Instruments, 1.125%, 9/15/26  80,000 72
Texas Instruments, 1.375%, 3/12/25  45,000 43
Time Warner Cable, 6.55%, 5/1/37  13,000 11
Time Warner Cable, 6.75%, 6/15/39  13,000 11
TJX, 1.60%, 5/15/31  55,000 41
Trinity Health, 4.125%, 12/1/45  25,000 18
Union Pacific, 4.75%, 9/15/41  10,000 8
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,767 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  262,044 222
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 21
Verizon Communications, 2.625%, 8/15/26  230,000 211
Visa, 4.15%, 12/14/35  90,000 78
Vistra Operations, 3.55%, 7/15/24  (2) 135,000 132
Waste Connections, 2.20%, 1/15/32  155,000 117
Wells Fargo, VR, 5.389%, 4/24/34  (6) 410,000 370
Willis North America, 3.60%, 5/15/24  40,000 39
Willis North America, 4.50%, 9/15/28  160,000 148
WP Carey, 3.85%, 7/15/29  115,000 100
22,112
Equity Mutual Funds 8.2%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class  (8) 2,360,940 42,331
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (8) 2,187,276 21,151
63,482
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 203
California State Univ., Series B, 2.795%, 11/1/41  250,000 160
California, Build America, GO, 7.625%, 3/1/40  35,000 40
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 155

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 280
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 14
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 16
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 129
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 18
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 113
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 14
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40  160,000 152
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 66
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  125,000 128
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 17
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  (11) 25,000 25
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 14
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 21
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 94
1,679
Non-U.S. Government Mortgage-Backed Securities 0.8%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66  (2) 69,136 57
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66  (2) 22,653 18
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66  (2) 62,166 50
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67  (2) 223,852 209
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51  (2) 80,267 66
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.608%, 11/15/34  (2) 50,000 19
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM,
6.363%, 7/15/56  145,000 145

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44  (2) 150,000 105
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR + 1.118%,
6.452%, 10/15/36  (2) 225,000 216
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52  (2) 100,000 90
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 50
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 67
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class
A1, CMO, ARM, 3.50%, 6/25/62  (2) 224,732 195
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 23
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50  (2) 58,842 47
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M TSFR +
1.414%, 6.75%, 11/15/37  (2) 137,619 135
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 38
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 57
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 95
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 6.221%, 11/25/41  (2) 27,947 28
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 6.321%, 12/25/41  (2) 27,804 28
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.621%, 5/25/43  (2) 180,238 183
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59  (2) 16,761 15
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.828%, 7/15/38  (2) 94,735 93
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  18,618 18
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 678
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 320
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 259
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36  (2) 165,000 157
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (2) 5,638 5

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40  (2) 100,000 72
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 7.081%, 12/15/36  (2) 70,000 69
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 58
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 61
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  43,166 41
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39  (2) 100,000 75
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (2) 34,011 28
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (2) 40,276 33
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M TSFR + 0.944%, 6.00%, 8/25/50  (2) 8,922 8
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50  (2) 15,861 13
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.549%, 4/15/38  (2) 235,235 231
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 81
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 142
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68  (2) 100,000 100
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52  (2) 133,510 99
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M TSFR + 2.109%, 7.444%, 11/15/38  (2) 295,000 222
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR
+ 1.214%, 6.539%, 10/25/59  (2) 9,579 9
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63  (2) 100,000 100
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.193%, 12/25/49  (2) 186,890 143
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48  (2) 6,869 6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M TSFR + 1.614%, 6.948%, 5/15/38  (2) 110,000 96
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (2) 1,848 2
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55  (2) 24,281 21
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 7.421%, 10/25/33  (2) 60,000 60
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 6.171%, 11/25/41  (2) 115,163 114
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (2) 15,793 15
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
3.642%, 11/25/59  (2) 15,967 15
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59  (2) 31,506 30
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66  (2) 34,683 29
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66  (2) 226,142 186
Verus Securitization Trust, Series 2023-7, Class A2, CMO, STEP,
7.272%, 10/25/68  (2) 110,000 110
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68  (2) 119,905 118
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 39
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 95
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 71
6,134
Private Investment Companies 7.8%
Blackstone Partners Offshore Fund, Series E1  (4) 25,981 59,932
59,932
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.8%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 996
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 450
U.S. Treasury Bonds, 1.75%, 8/15/41  1,310,000 777
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 357
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 638
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,362
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 197
U.S. Treasury Bonds, 2.25%, 2/15/52  (7) 2,245,000 1,292
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 93
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 2.75%, 8/15/47  (12) 4,915,000 3,236
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 392
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 280
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 306
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 153
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 510
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 103
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 549
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 218
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 444
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 170
U.S. Treasury Bonds, 3.625%, 8/15/43  355,000 283
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 62
U.S. Treasury Bonds, 3.625%, 5/15/53  1,990,000 1,551
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 492
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 503
U.S. Treasury Bonds, 3.875%, 5/15/43  355,000 295
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 125
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  102,361 53
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  273,474 151
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  254,930 176
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  453,011 327
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  242,806 168
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  80,208 58
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  140,691 99
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  164,716 115
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  160,983 128
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  645,337 504
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  3,302,416 3,133
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  1,884,189 1,762
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  794,652 743
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  549,318 511
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  356,670 327
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  412,801 348
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  63,806 53
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  417,008 344
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  2,048,630 1,903
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  204,546 195
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  765,481 655
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  1,151,108 1,019
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  5,249,584 4,961
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  641,328 580
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  2,420,940 2,339
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 317
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 101
U.S. Treasury Notes, 0.875%, 6/30/26  (12) 1,710,000 1,540

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 1.25%, 8/15/31  1,035,000 793
U.S. Treasury Notes, 1.625%, 8/15/29  2,150,000 1,803
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,471
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 290
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 501
U.S. Treasury Notes, 3.375%, 5/15/33  1,505,000 1,331
U.S. Treasury Notes, 3.50%, 2/15/33  50,000 45
U.S. Treasury Notes, 3.625%, 5/31/28  645,000 613
U.S. Treasury Notes, 3.875%, 4/30/25  1,300,000 1,275
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 701
U.S. Treasury Notes, 4.125%, 9/30/27  2,620,000 2,550
U.S. Treasury Notes, 4.125%, 10/31/27  1,440,000 1,401
52,263
Total United States (Cost
$530,837
)
565,644
VIETNAM 0.3%
Common Stocks 0.3%
Airports Corp. of Vietnam  (1) 2,900 8
Asia Commercial Bank  284,971 264
Bank for Foreign Trade of Vietnam  (1) 82,681 292
Binh Minh Plastics  13,300 43
FPT  140,116 490
FPT Digital Retail  13,195 47
Hoa Phat Group  (1) 506,300 475
Khang Dien House Trading & Investment  (1) 24,134 28
Military Commercial Joint Stock Bank  181,042 134
Mobile World Investment  52,500 81
Nam Long Investment  36,866 46
Phu Nhuan Jewelry  38,600 116
Saigon Beer Alcohol Beverage  21,000 48
Vietnam Dairy Products  47,800 132
Vietnam Engine & Agricultural Machinery  104,900 153
Vietnam Technological & Commercial Joint Stock Bank  (1) 20,000 23
Vincom Retail  (1) 178,400 162
Total Vietnam (Cost
$2,422
)
2,542
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 5.40%  (8)(13) 18,209,565 18,210
Total Short-Term Investments (Cost $18,210) 18,210

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (8)(13) 1,139,680 1,140
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,140
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.42%  (8)(13) 1,917,343 1,917
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,917
Total Securities Lending Collateral (Cost $3,057) 3,057
Total Investments in Securities
100.9% of Net Assets
(Cost $726,407) $ 779,489
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$14,425 and represents 1.9% of net assets.
(3) See Note 4 . All or a portion of this security is on loan at October 31, 2023.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,528 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(7) All or a portion of this security is pledged to cover or as collateral for written call options at October 31, 2023.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Escrowed to maturity
(12) At October 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 11/24/23 @
$105.50 20 2,123 (12)
Total Exchange-Traded Options Written (Premiums $(13)) $ (12)
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Deutsche Telekom, Call,
11/17/23 @ 21.50 (EUR) 6 12 —
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/15/23 @ $72.00 1,917 13,912 (192)
Goldman Sachs
Julius Baer Group, Call,
11/17/23 @ 65.00 (CHF) 1 5 —
Goldman Sachs
Partners Group Holding,
Call, 11/17/23 @ 1,100.00
(CHF) 1 10 —
Morgan Stanley
S&P 500 Index, Call,
12/15/23 @ $4,200.00 84 35,228 (849)
Total OTC Options Written (Premiums $(936)) $ (1,041)
Total Options Written (Premiums $(949)) $ (1,053)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/30/23 USD 9,166 JPY 1,368,663 $ 91
Citibank 11/30/23 USD 2,914 AUD 4,584 3
JPMorgan Chase 11/30/23 USD 111 AUD 174 1
JPMorgan Chase 11/30/23 USD 4,211 CHF 3,781 40
JPMorgan Chase 11/30/23 USD 49 DKK 345 —
JPMorgan Chase 11/30/23 USD 1,311 DKK 9,253 (3)
JPMorgan Chase 11/30/23 USD 489 EUR 461 1
JPMorgan Chase 11/30/23 USD 6,355 GBP 5,240 (15)
JPMorgan Chase 11/30/23 USD 920 HKD 7,187 —
JPMorgan Chase 11/30/23 USD 6 ILS 24 —
JPMorgan Chase 11/30/23 USD 344 JPY 51,158 4
JPMorgan Chase 11/30/23 USD 11 NOK 120 —
JPMorgan Chase 11/30/23 USD 275 NOK 3,081 —
JPMorgan Chase 11/30/23 USD 3 NZD 5 —
JPMorgan Chase 11/30/23 USD 74 NZD 128 —
JPMorgan Chase 11/30/23 USD 47 SEK 523 —
JPMorgan Chase 11/30/23 USD 1,228 SEK 13,711 (1)
JPMorgan Chase 11/30/23 USD 20 SGD 27 —
JPMorgan Chase 11/30/23 USD 525 SGD 719 —
State Street 11/30/23 USD 13,050 EUR 12,345 (29)
State Street 11/30/23 USD 151 ILS 612 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 91

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 12/23 (6,515) $ 434
Long, 69 S&P 500 E-Mini Index contracts 12/23 14,532 94
Long, 27 U.S. Treasury Long Bond contracts 12/23 2,955 (284)
Long, 31 U.S. Treasury Notes five year contracts 12/23 3,239 (35)
Long, 4 U.S. Treasury Notes ten year contracts 12/23 425 (15)
Long, 20 U.S. Treasury Notes two year contracts 12/23 4,048 (1)
Long, 3 Ultra U.S. Treasury Bonds contracts 12/23 338 (2)
Short, 16 Ultra U.S. Treasury Notes ten year contracts 12/23 (1,741) 44
Net payments (receipts) of variation margin to date (161)
Variation margin receivable (payable) on open futures contracts $ 74

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.17%  $ 960 $ (2,643) $ 854
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 6.99%  (1,829) 4,146 1,437
T. Rowe Price Institutional Emerging Markets
Bond Fund, 7.28%  (3,972) 6,385 2,039
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 9.09%  (473) 763 1,036
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.79%  (806) 841 1,544
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,832 (1,037) 410
T. Rowe Price International Bond Fund - I Class,
4.06%  (2,143) 2,693 664
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.92%  (324) 443 96
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (848) 1,343 711
T. Rowe Price Government Reserve Fund, 5.42% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 1,248
Affiliates not held at period end (353) 479 77
Totals $ (6,956)# $ 13,413 $ 10,116+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.17%  $ 20,913 $ 6,231 $ 7,918 $ 16,583
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.99%  22,528 1,442 10,329 17,787
T. Rowe Price Institutional
Emerging Markets Bond Fund,
7.28%  35,764 2,789 14,597 30,341
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 9.09%  16,193 1,036 9,623 8,369
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.79%  21,807 2,579 5,592 19,635
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  55,376 7,046 19,054 42,331
T. Rowe Price International
Bond Fund - I Class, 4.06%  26,115 3,664 8,143 24,329
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.92%  5,944 570 4,798 2,159
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  27,945 932 9,069 21,151
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  13,271 589 14,339 —
T. Rowe Price Government
Reserve Fund, 5.42% 3,151   ¤   ¤ 3,057
T. Rowe Price Treasury Reserve
Fund, 5.40% 26,870   ¤   ¤ 18,210
Total $ 203,952^
# Capital gain distributions from underlying Price funds represented $6,516 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $10,116 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $235,257.

T. ROWE PRICE Global Allocation Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $726,407) $ 779,489
Receivable for investment securities sold 1,857
Foreign currency (cost $1,195) 1,181
Interest and dividends receivable 1,019
Receivable for shares sold 782
Unrealized gain on forward currency exchange contracts 140
Variation margin receivable on futures contracts 74
Cash 5
Other assets 1,636
Total assets 786,183
Liabilities
Payable for investment securities purchased 8,022
Obligation to return securities lending collateral 3,057
Options written (premiums $949) 1,053
Payable for shares redeemed 649
Investment management fees payable 363
Unrealized loss on forward currency exchange contracts 49
Due to affiliates 18
Other liabilities 418
Total liabilities 13,629
NET ASSETS $ 772,554

T. ROWE PRICE Global Allocation Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 31,505
Paid-in capital applicable to 58,219,965 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 741,049
NET ASSETS $ 772,554
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $492,231; Shares outstanding: 37,127,820) $ 13.26
Advisor Class
(Net assets: $3,446; Shares outstanding: 261,884) $ 13.16
I Class
(Net assets: $276,877; Shares outstanding: 20,830,261) $ 13.29

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $726) $ 20,114
    Interest 4,055
Securities lending 49
Total income 24,218
Expenses
Investment management 6,385
Shareholder servicing
Investor Class $ 742
Advisor Class 7
I Class 29 778
Rule 12b-1 fees
Advisor Class 10
Prospectus and shareholder reports
Investor Class 69
Advisor Class 1
I Class 9 79
Custody and accounting 294
Legal and audit 94
Registration 84
Proxy and annual meeting 27
Directors 3
Miscellaneous 30
Waived / paid by Price Associates (1,409)
Total expenses 6,375
Net investment income 17,843

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $108) 9,309
Futures (2,057)
Options written 1,702
Forward currency exchange contracts (743)
Foreign currency transactions (60)
Capital gain distributions from mutual funds 6,516
Net realized gain 14,667
Change in net unrealized gain / loss
Securities 42,098
Futures 427
Options written (168)
Forward currency exchange contracts (459)
Other assets and liabilities denominated in foreign currencies 55
Change in net unrealized gain / loss 41,953
Net realized and unrealized gain / loss 56,620
INCREASE IN NET ASSETS FROM OPERATIONS
$ 74,463

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 17,843 $ 15,538
Net realized gain (loss) 14,667 (257)
Change in net unrealized gain / loss 41,953 (229,827)
Increase (decrease) in net assets from operations 74,463 (214,546)
Distributions to shareholders
Net earnings
Investor Class (22,307) (72,421)
Advisor Class (123) (451)
I Class (8,145) (13,897)
Decrease in net assets from distributions (30,575) (86,769)
Capital share transactions
*
Shares sold
Investor Class 83,180 130,313
Advisor Class 957 1,109
I Class 96,320 140,314
Distributions reinvested
Investor Class 14,937 50,861
Advisor Class 116 446
I Class 7,911 13,847
Shares redeemed
Investor Class (350,350) (269,231)
Advisor Class (2,281) (2,191)
I Class (76,750) (45,656)
Increase (decrease) in net assets from capital share
transactions (225,960) 19,812

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Decrease during period (182,072) (281,503)
Beginning of period 954,626 1,236,129
End of period $ 772,554 $ 954,626
*Share information (000s)
Shares sold
Investor Class 6,218 8,898
Advisor Class 72 77
I Class 7,166 9,740
Distributions reinvested
Investor Class 1,166 3,322
Advisor Class 9 29
I Class 617 902
Shares redeemed
Investor Class (25,479) (18,927)
Advisor Class (170) (157)
I Class (5,727) (3,280)
Increase (decrease) in shares outstanding (16,128) 604

T. ROWE PRICE Global Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund (Investor Class), the Global
Allocation Fund–Advisor Class (Advisor Class), and the Global Allocation Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as
Shares redeemed and Shares sold, respectively. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Global Allocation Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no

T. ROWE PRICE Global Allocation Fund

gain or loss and no tax consequences for the fund. During the year ended October 31,
2023, the fund accepted $13,112,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Allocation Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Global Allocation Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward

T. ROWE PRICE Global Allocation Fund

exchange rate. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 96,621 $ — $ 96,621
Bond Mutual Funds 119,203 — — 119,203
Common Stocks 252,692 164,002 156 416,850
Convertible Preferred Stocks — — 1,372 1,372
Equity Mutual Funds 63,482 — — 63,482
Preferred Stocks — 762 — 762
Private Investment Companies — — 59,932 59,932
Short-Term Investments 18,210 — — 18,210
Securities Lending Collateral 3,057 — — 3,057
Total Securities 456,644 261,385 61,460 779,489
Forward Currency Exchange
Contracts — 140 — 140
Futures Contracts* 572 — — 572
Total $ 457,216 $ 261,525 $ 61,460 $ 780,201
Liabilities
Options Written $ 12 $ 1,041 $ — $ 1,053
Forward Currency Exchange
Contracts — 49 — 49
Futures Contracts* 337 — — 337
Total $ 349 $ 1,090 $ — $ 1,439
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2023, totaled $(278,000) for the year ended October 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
10/31/23
Investment in Securities
Common Stocks $ 170 $ 220 $ 175 $ (409) $ 156
Convertible Preferred Stocks 1,351 49 151 (179) 1,372
Private Investment Companies 77,741 4,191 — (22,000) 59,932
Total $ 79,262 $ 4,460 $ 326 $ (22,588) $ 61,460

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$156 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Relative value —# —# —#
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.7x
– 11.3x
8.1x Increase
Gross profit
growth rate
24% 24% Increase
Enterprise
value to sales
multiple
1.7x
– 9.2x
5.0x Increase
Sales growth
rate
23% 23% Increase
Discount for
liquidation
preference
—# —# Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,372 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
conversion
ratio
—# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
9.5x
– 11.3x
10.4x Increase
Gross profit
growth rate
24% 24% Increase
Enterprise
value to sales
multiple
1.6x
– 9.2x
2.8x Increase
Sales growth
rate
7% - 66% 28% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to sales
multiple
2.2x
– 7.9x
3.0x Increase
Premium
to public
company
multiples
2% - 13% 7% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to EBIT
multiple
12.7x
– 18.2x
15.5x Increase
EBIT growth
rate
22% 22% Increase
Discount
to public
company
multiples
29%
- 35%
32% Decrease
Discount rate
for cost of
capital
15%
- 40%
30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 59,932 Rollforward of
Investee NAV
Estimated
return
0.51% 0.51% Increase

T. ROWE PRICE Global Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
O

T. ROWE PRICE Global Allocation Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 44
Foreign exchange derivatives Forwards 140
Equity derivatives Futures 528
*
Total $ 712
*
Liabilities
Interest rate derivatives Futures, Options Written $ 349
Foreign exchange derivatives Forwards 49
Credit derivatives Options Written 192
Equity derivatives Options Written 849
Total $ 1,439
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (896) $ — $ (896)
Foreign exchange derivatives — — (743) (743)
Credit derivatives 907 — — 907
Equity derivatives 795 (1,161) — (366)
Total $ 1,702 $ (2,057) $ (743) $ (1,098)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1 $ 332 $ — $ 333
Foreign exchange derivatives — — (459) (459)
Credit derivatives (72) — — (72)
Equity derivatives (97) 95 — (2)
Total $ (168) $ 427 $ (459) $ (200)

T. ROWE PRICE Global Allocation Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2023, securities valued at $406,000 had been pledged or posted by the

T. ROWE PRICE Global Allocation Fund

fund to counterparties for bilateral derivatives. As of October 31, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of October 31, 2023, securities valued at $426,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying

T. ROWE PRICE Global Allocation Fund

financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse
(exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6%
and 7% of net assets.

T. ROWE PRICE Global Allocation Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related

T. ROWE PRICE Global Allocation Fund

valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of October 31, 2023, the fund’s investment in Blackstone
Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$2,960,000; the value of cash collateral and related investments was $3,057,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $401,239,000 and $619,705,000, respectively, for the year ended October 31,
2023. Purchases and sales of U.S. government securities aggregated $51,448,000 and
$55,501,000, respectively, for the year ended October 31, 2023.

T. ROWE PRICE Global Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on passive foreign investment companies, the character of distributions from the underlying funds and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 30,575 $ 44,227
Long-term capital gain — 42,542
Total distributions $ 30,575 $ 86,769

T. ROWE PRICE Global Allocation Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended
October 31, 2023, the fund utilized $4,992,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 761,071
Unrealized appreciation $ 125,708
Unrealized depreciation (108,358)
Net unrealized appreciation (depreciation) $ 17,350
($000s)
Undistributed ordinary income $ 17,258
Net unrealized appreciation (depreciation) 17,350
Loss carryforwards and deferrals (3,103)
Total distributable earnings (loss) $ 31,505

T. ROWE PRICE Global Allocation Fund

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed

T. ROWE PRICE Global Allocation Fund

the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $110,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2023, expenses incurred pursuant to these service agreements were $114,000 for Price Associates; $180,000 for T. Rowe Price Services, Inc.; and $2,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Advisor Class I Class
Expense limitation/I Class Limit 1.15% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(1) $(58)

T. ROWE PRICE Global Allocation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended October 31, 2023, are as follows:

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of $976,000, $6,000 and $368,000 for the Investor Class, Advisor Class and I Class, respectively, for the year ended October 31, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
October 31, 2023.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2023, this reimbursement amounted to $12,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 94
T. Rowe Price Emerging Markets Local Currency Bond
Fund - I Class 0.65% 133
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 252
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 67
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 112
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.64% 295
T. Rowe Price International Bond Fund - I Class 0.49% 122
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 21
T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 230
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54% 24
Total Management Fee Waived $ 1,350

T. ROWE PRICE Global Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 9 - SUBSEQUENT EVENT
Effective November 1, 2023, the fund’s Investor Class (class) is subject to a contractual expense limitation through February 28, 2026. During the limitation period, Price
Associates is required to waive or pay any class operating expenses excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses that would otherwise cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed its expense limitation of 1.04%. Any class expenses waived or paid by Price
Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by Price

T. ROWE PRICE Global Allocation Fund

Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by
Price Associates.

T. ROWE PRICE Global Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Allocation
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Allocation Fund, Inc. (the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October
31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, transfer agent, investment manager and brokers;
when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $14,275,000 from short-term capital gains.
For taxable non-corporate shareholders, $8,597,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $3,450,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$188,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Global Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 56,765,924 653,299
Mark J. Parrell 56,735,594 716,140
Kellye L. Walker 56,827,470 632,036
Eric L. Veiel 55,814,448 1,633,969

T. ROWE PRICE Global Allocation Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global Allocation Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Allocation Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Allocation Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global Allocation Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Allocation Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Allocation Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
David L. Clewell (1984)
Vice President
Vice President, Price Japan, T. Rowe Price, and
T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Allocation Fund

Name (Year of Birth)
Position Held With Global Allocation Fund  Principal Occupation(s)
Robert L. Harlow, CAIA, CFA (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Sean P. McWilliams (1988)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christina Dove Noonan (1988)
Vice President
Vice President, T. Rowe Price
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146024 F154-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,083	$41,766
Audit-Related Fees	-	-
Tax Fees	-	1,431
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023